INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of period	$ 21,641	$ 33,861	$ 34,695
Additions for tax positions related to the current year	7,751		10,971
Additions for tax positions related to the current year		(10,971)
Reduction of tax position relating to settlement with taxing authorities	0	0	(2,252)
Reductions for tax positions from prior years/statute of limitations expirations	(1,736)	(1,498)	(9,249)
Foreign exchange loss (gain)	(133)		(304)
Foreign exchange loss (gain)		249
Balance at end of period	$ 27,523	$ 21,641	$ 33,861